SHORT-TERM INVESTMENTS (Narrative) (Details) - CAD ($)	Dec. 31, 2022	Dec. 31, 2021
Short Term Investments [Abstract]
Short-term investments	$ 21,000,000	$ 16,000,000
Accrued interest	$ 368,455	$ 73,639